Share-Based Compensation (Successor) - Schedule of Summarizes the RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	4 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Summarizes the RSU Activity [Line Items]
RSUs beginning balance | shares
Weighted-average grant date fair value beginning balance | $ / shares
RSUs Granted | shares	2,232,699
Weighted-average grant date fair value Granted | $ / shares	$ 10.95
RSUs Vested and settled | shares
Weighted-average grant date fair value Vested and settled | $ / shares
RSUs Canceled/Forfeited | shares	22,600
Weighted-average grant date fair value Canceled/Forfeited | $ / shares	$ 10.51
RSUs ending balance | shares	2,210,099
Weighted-average grant date fair value ending balance | $ / shares	$ 10.95